Accrued Maintenance Liability	12 Months Ended
Dec. 31, 2015
Accrued Maintenance Liability [Abstract]
Accrued Maintenance Liability

14. Accrued maintenance liability

Movements in accrued maintenance liability during the years ended December 31, 2015 and 2014 were as follows:

	Year Ended December 31,
	2015	2014
Accrued maintenance liability at beginning of period	$3,194,365	$466,293
ILFC Transaction	—	2,575,118
GFL Transaction	—	(88,523)
Maintenance payments received	776,488	561,558
Maintenance payments returned	(558,477)	(286,041)
Release to income upon redelivery	(243,809)	(92,296)
Release to income upon sale	(49,077)	—
Lessor contribution and top ups	18,403	5,570
Interest accretion	47,901	52,686
Accrued maintenance liability at end of period	$3,185,794	$3,194,365